Commitments and Contingencies	12 Months Ended
Jun. 30, 2025
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

Note 16 — COMMITMENTS AND CONTINGENCIES

Contingencies

From time to time, Texxon and its subsidiaries are the parties to various legal actions arising in the ordinary course of business. The Company accrues costs associated with these matters when they become probable and the amount can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred. The Company’s management does not expect any liability from the disposition of such claims and litigation individually or in the aggregate to have a material adverse impact on the Company’s consolidated financial position, results of operations and cash flows. In the opinion of management, there were no pending or threatened claims and litigation as of June 30, 2025 and through the issuance date of these consolidated financial statements.

Capital Commitment

The Company’s capital commitments primarily relate to commitments on construction in progress. Total capital commitments contracted but not yet reflected in the consolidated financial statements as of June 30, 2025 were as follows:

	Total	Less than 1 year	1 – 3 years	3 – 5 years	More than 5 years
Capital commitment	$21,510,344	$18,639,286	$2,871,058	$-	$-